Share-Based Payment (Details 2) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) ₪ / shares shares	Dec. 31, 2017 shares
Schedule of Share Based Payment Award [Line Items]
Options outstanding		6,200,000	7,355,833
Chief Executive Officer [Member] | October 15, 2013 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		900,000
Grant date	[1]	Oct. 15, 2013
Exercise price | ₪ / shares		₪ 0.9
Fair value | $		₪ 143
Vesting schedule		12 equal portions each quarter over a period of 3 years from the grant date
Chief Executive Officer One [Member] | October 15, 2013 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		600,000
Grant date	[1]	Oct. 15, 2013
Exercise price | ₪ / shares		₪ 0.6
Fair value | $		₪ 97
Vesting schedule		12 equal portions each quarter over a period of 3 years from the grant date
Four Directors [Member] | December 30, 2014 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		600,000
Grant date	[1]	Dec. 30, 2014
Exercise price | ₪ / shares		₪ 0.4325
Fair value | $		₪ 46
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
Consultant [Member] | December 30, 2014 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		150,000
Grant date	[1]	Dec. 30, 2014
Exercise price | ₪ / shares		₪ 0.4915
Fair value | $		₪ 12
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
Two Directors [Member] | March 25, 2015 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		300,000
Grant date	[1]	Mar. 25, 2015
Exercise price | ₪ / shares		₪ 0.40
Fair value | $		₪ 24
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
Chief Financial Officer One [Member] | March 25, 2015 [Member]
Schedule of Share Based Payment Award [Line Items]
Grant date	[1]	Mar. 25, 2015
Exercise price | ₪ / shares		₪ 0.4
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
Chief Executive Officer Two [Member] | March 25, 2015 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		100,000
Fair value | $		₪ 7
Medical Director [Member] | March 4, 2016 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		50,000
Grant date	[1]	Mar. 04, 2016
Exercise price | ₪ / shares		₪ 0.6
Fair value | $		₪ 2
Vesting schedule		12 equal portions each quarter over a period of 3 years from the date of grant
Chairman of Board [Member] | March 31, 2016 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		1,500,000
Grant date	[1]	Mar. 31, 2016
Exercise price | ₪ / shares		₪ 0.6
Fair value | $		₪ 63
Vesting schedule		12 equal portions each quarter over a period of 3 years from the date of grant
Chief Executive Officer Three [Member] | March 31, 2016 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		1,000,000
Grant date	[1]	Mar. 31, 2016
Exercise price | ₪ / shares		₪ 0.6
Fair value | $		₪ 42
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary
Chief Executive Officer Four [Member] | August 3, 2017 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		1,000,000
Grant date	[1]	Aug. 03, 2017
Exercise price | ₪ / shares		₪ 0.11
Fair value | $		₪ 28
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary

[1]	Date of the Company's Board of Directors' decision (or shareholders, if required).